UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07359

HYPERION BROOKFIELD INCOME FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK	10281-1010
(Address of principal executive offices)	(Zip code)

CLIFFORD E. LAI, PRESIDENT

HYPERION BROOKFIELD INCOME FUND, INC.

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Item 1.	Reports to Shareholders.

2

Hyperion Brookfield Asset Management, Inc.

Hyperion Brookfield Income Fund, Inc.

Semi-Annual Report

January 31, 2009

IN PROFILE

Hyperion Brookfield Asset Management, Inc. is a registered investment advisor headquartered in New York City. The firm was founded in 1989 to provide relative value driven fixed income investment strategies, such as core fixed income, high yield and specialized MBS. Hyperion Brookfield manages approximately $17 billion for a client base that includes pension plans, financial institutions, mutual funds, closed-end funds, insurance companies and foundations. Hyperion Brookfield is a subsidiary of Brookfield Asset Management Inc., a global asset manager focused on property, power and other infrastructure assets with approximately $80 billion of assets under management. For more information, please visit our website at www.hyperionbrookfield.com.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2009. Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

January 31, 2009

PORTFOLIO STATISTICS

Weighted average coupon	5.49%

Projected weighted average life	4.68 years

Percentage of leveraged assets	0.00%

Total number of holdings	141

CREDIT QUALITY

AAA[1]	26%

AA	0%

A	0%

BBB	15%

BB	16%

B	9%

Below B	34%
Total	100%

ASSET ALLOCATION2

Non-Agency Residential Mortgage-Backed Securities	6%

Commercial Mortgage-Backed Securities	73%

Asset-Backed Securities	4%

Short-term investments	17%
Total	100%

[1]	Includes short-term investments.

[2]	Includes only invested assets; excludes cash.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 3.6%
Long Beach Mortgage Loan Trust Series 2002-5, Class M4B(g)	6.00%	11/25/32	$400	$22,030
Mid-State Trust Series 2004-1, Class B	8.90	08/15/37	1,640	1,190,978
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B*(e)(f)	7.00	12/27/34	467	47
Series 2003-5, Class A*(e)(f)	7.35	06/27/33	24	2
Series 2003-3, Class A*(f)	7.75	04/27/33	59	6
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B*(a)(c)(f)(g)	6.00/6.50	11/25/33	245	20,461
Series 2004-3, Class B*(c)(f)(g)	6.00/6.50	04/25/34	122	2,875
Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50	02/25/35	229	4,584
Series 2005-1, Class B6	5.50	02/25/35	142	1,064
Total ASSET-BACKED SECURITIES (Cost – $3,175,717)				1,242,047

COMMERCIAL MORTGAGE-BACKED SECURITIES – 64.4%
Commercial Mortgage-Backed Securities – 43.4%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class F*(f)	5.18†	12/10/42	1,889	487,307
Series 2007-2, Class L*(f)	5.37	04/10/49	1,144	48,562
Series 2007-2, Class M*(f)	5.37	04/10/49	525	22,063
Series 2007-2, Class N*(f)	5.37	04/10/49	1,768	73,521
Series 2007-2, Class O*(f)	5.37	04/10/49	672	27,655
Series 2007-2, Class P*(f)	5.37	04/10/49	638	26,124
Series 2007-2, Class Q*(f)	5.37	04/10/49	2,365	96,901
Series 2007-2, Class S*(f)	5.37	04/10/49	8,980	339,647
Series 2006-2, Class J*(f)	5.48	05/10/45	667	38,190
Series 2006-2, Class K*(f)	5.48	05/10/45	1,047	59,514
Series 2006-2, Class L*(f)	5.48	05/10/45	1,202	66,769
Series 2006-2, Class M*(f)	5.48	05/10/45	786	43,319
Series 2006-2, Class N*(f)	5.48	05/10/45	1,571	85,993
Series 2006-2, Class O*(f)	5.48	05/10/45	1,537	64,607
Series 2006-2, Class P*(f)	5.48	05/10/45	8,454	326,151
Series 2007-2, Class K*(f)	5.70†	04/10/49	2,727	125,243
Series 2002-PB2, Class K*(f)	6.29	06/11/35	1,511	768,819
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L*(f)	4.66	09/11/42	3,777	260,342
Series 2006-PWR13, Class J*(f)	5.26	09/11/41	2,406	218,074
Series 2006-PWR13, Class K*(f)	5.26	09/11/41	302	25,709
Series 2006-PWR13, Class L*(f)	5.26	09/11/41	2,012	105,018
Series 2006-PWR13, Class M*(f)	5.26	09/11/41	1,644	85,051
Series 2006-PWR13, Class N*(f)	5.26	09/11/41	980	39,217
Series 2006-PWR13, Class O*(f)	5.26	09/11/41	1,641	65,363
Series 2006-PWR13, Class P*(f)	5.26	09/11/41	8,203	301,767
Series 2004-PWR6, Class F*(f)	5.44†	11/11/41	1,700	296,301
Series 2004-PWR5, Class F*(f)	5.48†	07/11/42	2,644	683,301
Series 1999-C1, Class J*(e)(f)	5.64	02/14/31	1,173	96,181

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD 2006 CD2
Series 2006-CD2, Class K*(f)	5.09%		01/15/46	$1,233	$90,819
Series 2006-CD2, Class L*(f)	5.09		01/15/46	881	62,762
Series 2006-CD6, Class M*(f)	5.09		01/15/46	1,496	99,461
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G*(f)	5.23	†	07/15/44	3,777	796,182
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L*(f)	5.06		12/10/46	1,667	112,029
Series 2006-C8, Class M*(f)	5.06		12/10/46	1,667	107,482
Series 2006-C8, Class N*(f)	5.06		12/10/46	416	25,809
Series 2007-C9, Class L*(f)	5.24		12/10/49	3,171	217,221
Series 2007-C9, Class M*(f)	5.24		12/10/49	1,244	81,940
Series 2007-C9, Class N*(f)	5.24		12/10/49	1,343	85,214
Series 2007-C9, Class O*(f)	5.24		12/10/49	1,142	69,150
Series 2007-C9, Class P*(f)	5.24		12/10/49	1,926	112,782
Series 2007-C9, Class Q*(f)	5.24		12/10/49	1,154	64,154
Series 2007-C9, Class S*(f)	5.24		12/10/49	8,177	301,722
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J*(f)	4.23		05/15/38	907	243,982
Series 2004-C3, Class J*(f)	4.78		07/15/36	208	24,936
Series 2006-C1, Class L*(f)	5.24		02/15/39	1,297	70,841
Series 2006-C1, Class M*(f)	5.24		02/15/39	907	49,029
Series 2006-C1, Class N*(f)	5.24		02/15/39	973	51,349
Series 2006-C1, Class O*(f)	5.24		02/15/39	324	16,205
Series 2006-C1, Class P*(f)	5.24		02/15/39	325	12,996
Series 2006-C1, Class Q*(f)	5.24		02/15/39	648	25,562
Series 2006-C1, Class S*(f)	5.24		02/15/39	2,917	116,676
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*(f)	5.15		09/15/39	471	24,724
Series 2006-C4, Class M*(f)	5.15		09/15/39	759	38,911
Series 2006-C4, Class N*(f)	5.15		09/15/39	1,223	62,252
Series 2006-C4, Class O*(f)	5.15		09/15/39	1,207	48,260
Series 2006-C4, Class P*(f)	5.15		09/15/39	1,817	72,676
Series 2006-C4, Class Q*(f)	5.15		09/15/39	2,412	93,301
Series 2006-C4, Class S*(f)	5.15		09/15/39	12,060	427,835
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K*(f)	5.08		01/12/37	1,228	188,876
Series 2003-C1, Class L*(f)	5.08		01/12/37	907	91,654
Series 2005-LDP5, Class J*(f)	5.33	†	12/15/44	3,400	407,952
Series 2007-LD11, Class K*(f)	5.82	†	06/15/49	4,154	214,437
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class V**	1.00	†	07/15/32	0	0
Series 2005-C1, Class G*(f)	5.16	†	02/15/40	3,238	765,334
Series 2002-C2, Class M*(f)	5.68		07/15/35	680	155,642
Series 2002-C2, Class N*(f)	5.68		07/15/35	1,096	241,192
Series 2001-C7, Class L*(f)	5.87		11/15/33	2,492	737,158
LNR CDO Limited Series 2007-1A, Class F*(f)	1.84	†	12/26/49	2,833	84,990

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J*(f)	5.70%	07/12/34	$1,734	$409,368
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J*(f)	5.53	10/15/42	613	32,320
Series 2006-IQ11, Class K*(f)	5.53	10/15/42	443	23,122
Series 2006-IQ11, Class L*(f)	5.53	10/15/42	499	25,090
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J*(f)	4.70	04/15/42	943	82,541
Series 2005-C18, Class K*(f)	4.70	04/15/42	1,258	108,053
Series 2005-C18, Class L*(f)	4.70	04/15/42	602	50,835
Series 2005-C18, Class M*(f)	4.70	04/15/42	402	28,116
Series 2005-C18, Class N*(f)	4.70	04/15/42	489	34,260
Series 2002-C2, Class L*(f)	4.94	11/15/34	1,385	279,167
Series 2002-C2, Class M*(f)	4.94	11/15/34	810	150,417
Series 2002-C2, Class N*(f)	4.94	11/15/34	709	130,923
Series 2002-C2, Class O*(f)	4.94	11/15/34	571	99,633
Series 2002-C2, Class P*(f)(e)	4.94	11/15/34	7,588	607,032
Series 2006-C29, Class K*(f)	5.07	11/15/48	1,057	63,414
Series 2006-C29, Class L*(f)	5.07	11/15/48	704	36,644
Series 2006-C29, Class M*(f)	5.07	11/15/48	670	34,597
Series 2006-C29, Class N*(f)	5.07	11/15/48	865	43,882
Series 2006-C29, Class O*(f)	5.07	11/15/48	1,862	93,700
Series 2006-C29, Class P*(f)	5.07	11/15/48	1,894	94,793
Series 2006-C29, Class Q*(f)	5.07	11/15/48	8,525	298,433
Series 2007-C31, Class L*(f)	5.13	04/15/47	2,554	127,675
Series 2007-C31, Class M*(f)	5.13	04/15/47	551	27,540
Series 2007-C31, Class N*(f)	5.13	04/15/47	2,146	107,280
Series 2007-C31, Class O*(f)	5.13	04/15/47	1,243	62,140
Series 2007-C31, Class P*(f)	5.13	04/15/47	1,250	62,480
Series 2007-C31, Class Q*(f)	5.13	04/15/47	1,250	62,480
Series 2007-C31, Class S*(f)	5.13	04/15/47	710	35,510
Series 2007-C31, Class T*(f)	5.13	04/15/47	1,428	71,395
Series 2007-C31, Class U*(f)	5.13	04/15/47	5,718	285,905

Total Commercial Mortgage-Backed Securities (Cost – $123,695,345)				14,938,951

Loans Receivable Investments – 21.0%
PNC Corp. Center B Note*(d)(e)	8.85	03/11/17	2,350	1,689,415
Sheffield Bldg. Mezzanine Loan(d)(e)	15.00	05/09/09	5,674	5,525,087

Total Loans Receivable Investments (Cost – $8,069,001)				7,214,502

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $131,764,346)				22,153,453

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 5.4%

Subordinated Collateralized Mortgage Obligations – 5.4%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4(e)	5.00%		03/25/18	$170	$57,888
Series 2003-4, Class B5(e)	5.00		03/25/18	85	19,857
Series 2003-4, Class B6(e)	5.00		03/25/18	170	21,876
Series 2003-5, Class B4	5.36		04/25/33	340	124,116
Series 2003-5, Class B5	5.36		04/25/33	227	52,859
Series 2003-5, Class B6(e)	5.36		04/25/33	340	64,943
First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	791	19,763
Series 2005-FA9, Class B5	5.50		12/25/35	616	6,163
Harborview Mortgage Loan Trust
Series 2005-1, Class B4*(b)(f)	2.08	†	03/19/35	659	44,234
Series 2005-1, Class B5*(b)(f)	2.08	†	03/19/35	602	3,012
Series 2005-14, Class B4*(f)	5.58	†	12/19/35	2,505	25,049
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1(e)	5.00		04/25/18	105	47,487
Series 2003-S6, Class B2(e)	5.00		04/25/18	53	22,632
Series 2003-S6, Class B3(e)	5.00		04/25/18	105	23,433
Series 2005-S9, Class B1*(e)(f)	5.75		12/25/35	642	3,209
Resix Financial Limited
Series 2004-A, Class B8*(f)	5.39	†	02/10/36	609	157,851
Series 2005-A, Class B9*(f)	6.14	†	03/10/37	976	100,716
Series 2005-D, Class B9*(f)	8.33	†	12/15/37	2,121	200,239
Series 2005-A, Class B10*(f)	8.89	†	03/10/37	761	78,638
Series 2005-D, Class B10*(f)	9.83	†	12/15/37	1,061	90,256
Series 2005-D, Class B11*(f)	11.83	†	12/15/37	1,414	106,347
Series 2004-A, Class B11*(f)	14.89	†	02/10/36	695	153,409
Washington Mutual
Series 2005-AR2, Class B11*(b)(f)	1.59	†	01/25/45	2,719	20,392
Series 2005-AR2, Class B12*(b)(f)	1.59	†	01/25/45	21	53
Series 2003-S3, Class CB5	5.42	†	06/25/33	771	330,831
Series 2003-S3, Class CB6	5.42	†	06/25/33	771	38,569
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR4, Class B6	4.57	†	04/25/35	691	20,727
Series 2006-14, Class B4*(f)	6.00		11/25/36	926	11,580
Series 2006-15, Class B5*(e)(f)	6.00		11/25/36	1,393	6,965
Series 2006-15, Class B6*(f)	6.00		11/25/36	122	2,438

Total Subordinated Collateralized Mortgage Obligations (Cost – $18,642,244)	1,855,532

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $18,642,244)	1,855,532

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

			Shares	Value (Note 2)

PREFERRED SECURITIES – 0.4%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*(f) (Cost $719,512)			28,154	$144,289

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENTS – 14.5%
Federal Home Loan Bank Discount Notes(h) (Cost $4,999,750)	0.11%	02/19/09	$5,000	4,999,750

Total Investments – 88.3% (Cost – $159,301,569)				30,395,071
Other Assets in Excess of Liabilities – 11.7%				4,017,271

NET ASSETS – 100.0%				$34,412,342

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009, the total value of all such investments was $17,800,434, or 51.73% of net assets.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T and U.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of January 31, 2009.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Investment in loans receivable.
(e)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of January 31, 2009, the total value of all such securities was $8,186,054, or 23.79% of net assets.
(f)	—	Private Placement.
(g)	—	Investment in subprime security. As of January 31, 2009, the total value of all such investments was $45,366, or 0.13% of net assets.
(h)	—	Zero-coupon note – Interest rate represents current yield to maturity.
CDO	—	Collateralized Debt Obligation.
REIT	—	Real Estate Investment Trust.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Assets and Liabilities (Unaudited)

January 31, 2009

Assets:
Investments in securities, at market (cost $146,232,818) (Note 2)	$18,180,819
Investments in loans receivable (cost $8,069,001)	7,214,502
Investment in short term securities, at market (cost $4,999,750)	4,999,750

Total investments (cost $159,301,569)	30,395,071
Cash	2,959,704
Net receivable from advisor (Note 4)	23,768
Principal paydown receivable	10,103
Interest and other receivables	1,043,378
Prepaid expenses	47,155

Total assets	34,479,179

Liabilities:
Administration fee payable (Note 4)	4,015
Accrued expenses and other liabilities	62,822

Total liabilities	66,837

Net Assets (equivalent to $0.98 per share based on 35,226,876 shares issued and outstanding)	$34,412,342

Composition of Net Assets:
Capital stock, at par value ($0.001, 200,000,000 shares authorized) (Note 7)	$35,227
Additional paid-in capital (Note 7)	246,859,537
Undistributed net investment income	1,596,723
Accumulated net realized loss on investments, swap contracts and futures	(85,172,647)
Net unrealized depreciation on investments, swap contracts and futures	(128,906,498)

Net assets applicable to capital stock outstanding	$34,412,342

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Operations (Unaudited)

For the Six Months Ended January 31, 2009

Investment Income (Note 2):
Interest	$9,357,818
Dividends	34,695

Total investment income	9,392,513

Expenses:
Investment advisory fees (Note 4)	212,458
Administration fees (Note 4)	67,770
Insurance	61,278
Custodian	34,201
Directors’ fees	30,247
Audit and tax services	24,701
Legal fees	17,470
Reports to stockholders	12,817
Miscellaneous	5,669

Total operating expenses	466,611
Interest expense on reverse repurchase agreements (Note 6)	114,386

Total expenses	580,997
Less expenses waived by the investment advisor (Note 4)	(147,925)

Net expenses	433,072

Net investment income	8,959,441

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss resulting from:
Investment transactions	(12,192,144)
In-kind redemption	(31,417,567)
Swap contracts	(8,343,950)
Futures transactions	(119,363)

Net realized loss on investment transactions, swap contracts and futures transactions	(52,073,024)

Net change in unrealized appreciation/depreciation on:
Investments	(8,084,219)
Swap contracts	4,595,509
Futures	72,072

Net change in unrealized depreciation on investments, swap contracts and futures	(3,416,638)

Net realized and unrealized loss on investments, swap contracts and futures	(55,489,662)

Net decrease in net assets resulting from operations	$(46,530,221)

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2009 (Unaudited)	For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$8,959,441	$25,274,388
Net realized loss on investment transactions, swap contracts and futures transactions	(52,073,024)	(33,083,382)
Net change in unrealized depreciation on investments, swap contracts and futures	(3,416,638)	(89,383,246)

Net decrease in net assets resulting from operations	(46,530,221)	(97,192,240)

Dividends to Stockholders (Note 2):
Net investment income	(7,741,425)	(25,425,859)

Capital Stock Transactions (Note 7):
Net proceeds from sales of shares	—	30,000,000
Reinvestment of distributions	7,741,419	23,241,871
Cost of shares tendered	(59,995,378)	—

Net increase (decrease) from capital stock transactions	(52,253,959)	53,241,871

Total decrease in net assets	(106,525,605)	(69,376,228)
Net Assets:
Beginning of period	140,937,947	210,314,175

End of period (including undistributed net investment income of $1,596,723 and $378,707, respectively)	$34,412,342	$140,937,947

Share Transactions:
Sale of shares	—	9,404,391
Reinvested shares	8,063,980	7,708,073
Shares tendered	(26,058,352)	—

Net increase (decrease) in shares	(17,994,372)	17,112,464

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Cash Flows (Unaudited)

For the Six Months Ended January 31, 2009

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(46,530,221)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(5,431,739)
Proceeds from disposition of long-term portfolio investments and principal paydowns	93,256,972
Sales of short-term portfolio investments, net	12,145,899
Decrease in interest and other receivables	513,144
Increase in principal paydowns receivable	(10,103)
Decrease in prepaid expenses	22,781
Decrease in variation margin payable	(27,313)
Decrease in interest payable for reverse repurchase agreements	(13,796)
Increase in receivable from advisor	(23,768)
Decrease in investment advisory fee payable	(53,120)
Decrease in administration fee payable	(15,857)
Decrease in accrued expenses	(29,772)
Net amortization and paydown losses on investments	(10,251,050)
Unrealized depreciation on investments	8,084,219
Unrealized appreciation on swaps	(4,595,509)
Net realized loss on investment transactions	43,609,711

Net cash provided by operating activities	90,650,478

Cash flows used for financing activities:
Payment on shares redeemed	(59,995,378)
Net cash used for reverse repurchase agreements	(31,696,500)
Dividends paid to stockholders, net of reinvestments	(6)

Net cash used for financing activities	(91,691,884)

Net decrease in cash	(1,041,406)
Cash at beginning of period	4,001,110

Cash at end of period	$2,959,704

Supplemental Disclosure of Cash Flow Information:

Interest payments for the six months ended January 31, 2009 totaled $128,182.

Non-cash financing activities included reinvestment of dividends of $7,741,419.

Cash at the beginning of the year includes $3,157,941 held by third parties for margin requirements on swap contracts.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended January 31, 2009 (Unaudited)		For the Year Ended July 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$2.65		$5.82	$6.90	$6.96	$6.83	$6.84

Net investment income	0.32		0.60	0.73	0.60	0.65 *	0.76 *
Net realized and unrealized gain (loss) on investments, short sales, futures transactions and swap contracts	(1.70)		(3.17)	(0.94)	(0.02)	0.15	(0.08)

Net increase (decrease) in net asset value resulting from operations	(1.38)		(2.57)	(0.21)	0.58	0.80	0.68

Dividends from net investment income	(0.29)		(0.60)	(0.72)	(0.59)	(0.65)	(0.65)
Dividends from net realized gains	—		—	(0.15)	(0.05)	(0.02)	(0.04)

Total dividends	(0.29)		(0.60)	(0.87)	(0.64)	(0.67)	(0.69)

Net asset value, end of period	$0.98		$2.65	$5.82	$6.90	$6.96	$6.83

Total Investment Return	(52.04	)%(1)	(45.55)%	(3.97)%	8.47%	11.74%	10.02%
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$34,412		$140,938	$210,314	$270,144	$178,578	$138,689
Operating expenses	1.10	%(2)	0.86%	0.79%	0.79%	0.87%	0.89%
Interest expense	0.27	%(2)	1.90%	0.50%	0.82%	0.72%	0.33%
Total expenses	1.37	%(2)	2.76%	1.29%	1.61%	1.59%	1.22%
Total expenses including fee waiver and excluding interest expense	0.75	%(2)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	21.09	%(2)	15.18%	9.39%	9.34%	9.67%	11.02%
Portfolio turnover rate	8	%(1)	9%	18%	46%	31%	51%

* Calculated based on the average shares outstanding during the year.

(1) Not Annualized.

(2) Annualized.

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

1. The Fund

The Hyperion Brookfield Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	4,999,750	—
Level 3 — Significant Unobservable Inputs	25,395,321	—

Total	$30,395,071	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of July 31, 2008	$154,713,773	$(4,615,658)
Accrued discounts/premiums	2,054,613	—
Realized loss	(35,602,051)	—
Change in unrealized appreciation (depreciation)	(8,157,427)	4,615,658
Net sales	(87,613,587)	—
Transfers in and/or out of Level 3	—	—

Balance as of January 31, 2009	$25,395,321	$—

*	Other financial instruments include futures and swap contracts.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on loans receivable is accrued based upon the principal amount outstanding.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: The Fund intends to continue to qualify and to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

FASB has issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of January 31, 2009, the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of January 31, 2009, open taxable years consisted of the taxable years ended July 31, 2005 through July 31, 2008. No examination of the Fund is currently in progress.

Distributions to Stockholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually to stockholders. Distributions to stockholders are recorded on the ex-dividend date.

Dividends from net investment income and realized capital gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in a reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management, Inc. (the “Advisor”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

3. Risks of Investing in Asset-Backed Securities and Below Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Fund has investments in below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities generally are less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor under which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Investment Advisory Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Advisor. The Investment Advisory Agreement provides that the Fund shall pay the Advisor a monthly fee for its services which are equal to 0.50% of the average weekly net asset value of the Fund.

The Advisor has contractually agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.75% of average daily net assets of the Fund per annum.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

During the six months ended January 31, 2009, the Advisor earned $212,458 in investment advisory fees, of which the Advisor has waived $147,925 of its fees.

The Fund has entered into an Administration Agreement with the Advisor. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2009, the Advisor earned $63,737 in administration fees. The Advisor is responsible for any fees due the Sub-Administrator, except for N-Q filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended January 31, 2009, were $5,431,739 and $93,256,972, respectively. There were no purchases and sales of U.S. Government securities for the six months ended January 31, 2009. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

6. Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it enters into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement. At January 31, 2009, the Fund had no reverse repurchase agreements outstanding.

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2009, was approximately $7,125,451 at a weighted average interest rate of 3.14%. The maximum amount of reverse repurchase agreements outstanding at any time during the six months ended January 31, 2009 was $31,765,935 as of August 20, 2008, which was 18.27% of total assets.

7. Capital Stock

There are 200 million shares of $0.001 par value common stock authorized. Of the 35,226,876 shares outstanding at January 31, 2009, the Advisor owned 101,612 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s stockholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982. Also, on June 14, 2007, the Fund purchased 7,268,150 shares of its common stock to provide liquidity to the Fund’s stockholders.

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

The value of the purchased shares amounted to $49,423,420. On September 30, 2008 relating to an offer to purchase up to 26,981,132 shares of its common stock, the Fund purchased 13,043,780 shares. The aggregate value of the purchased shares was $30,000,694. The remaining 13,014,572 shares were accepted by the Fund for an in-kind redemption.

8. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the six months ended January 31, 2009, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

The Fund had no written options, swaps or futures outstanding as of January 31, 2009.

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

During the six months ended January 31, 2009, the tax character of the $7,741,425 of distributions paid was entirely from ordinary income. During the year ended July 31, 2008, the tax character of the $25,425,859 of distributions paid was entirely from ordinary income.

At July 31, 2008, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed ordinary income	$398,856
Capital loss carryforward	(7,401,164)
Post-October losses	(25,770,530)
Unrealized depreciation	(125,437,938)

The capital loss carryforward amount will expire in the years 2015 and 2016 in the amount of $2,201 and $7,398,963, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The differences between the components of net assets on a tax basis as presented above and undistributed net investment income, accumulated net realized loss and net unrealized depreciation as reported in the Statement of Asset and Liabilities is due to temporary book/tax differences related to swap income/expense, the mark to market of unrealized gains and losses on futures and the deferral of post-October losses for tax purposes.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments as of January 31, 2009 was $159,301,569. Net unrealized depreciation was $128,906,498 (gross unrealized depreciation—$128,906,498).

10. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

11. Designation of Restricted Illiquid Securities

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48%	05/10/45	06/12/06	$911,782	$66,769	0.2%
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	561,586	43,319	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,059,227	85,993	0.3
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	960,144	64,607	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	3,337,987	326,151	0.9
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	443,491	22,063	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,317,847	73,521	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	475,425	27,655	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	425,029	26,124	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,251,325	96,901	0.3
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,672,698	339,647	1.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	207,160	96,181	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class K	5.26	09/11/41	09/13/06	259,147	25,709	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,456,722	105,018	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,067,861	85,051	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class N	5.26	09/11/41	09/13/06	589,691	39,217	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class O	5.26	09/11/41	09/13/06	914,935	65,363	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class P	5.26	09/11/41	09/13/06	2,783,984	301,767	0.9
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	729,261	69,150	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,158,145	112,782	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	427,214	64,154	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,707,397	301,722	0.9
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	752,803	51,349	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	234,810	16,205	0.0

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24%	02/15/39	03/07/06	$223,042	$12,996	0.0%
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	398,091	25,562	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,073,478	116,676	0.3
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	653,392	38,911	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	932,088	62,252	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	829,737	48,260	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,161,581	72,676	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,277,646	93,301	0.3
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	4,362,886	427,835	1.2
Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.08	03/19/35	02/11/05	476,656	3,012	0.0
Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.58	12/19/35	12/14/05	2,099,264	25,049	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	520,234	32,320	0.1
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class V	1.00	07/15/32	07/17/02	0	0	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	363,754	23,122	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	344,908	25,090	0.1
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,395,262	1,689,415	4.9
Residential Funding Mortgage Sec I Series 2005-S9, Class B1	5.75	12/25/35	12/21/05	558,336	3,209	0.0
Resix Financial Limited Series 2004-A, Class B11	14.89	02/10/36	03/09/04	695,417	153,409	0.4
Resix Financial Limited Series 2005-A, Class B9	6.14	03/10/37	03/10/05	975,930	100,716	0.3
Resix Financial Limited Series 2005-A, Class B10	8.89	03/10/37	03/10/05	761,259	78,638	0.2
Resix Financial Limited Series 2005-D, Class B9	8.33	12/15/37	12/09/05	2,121,180	200,239	0.6
Resix Financial Limited Series 2005-D, Class B10	9.83	12/15/37	12/09/05	1,060,590	90,256	0.3
Resix Financial Limited Series 2005-D, Class B11	11.83	12/15/37	12/09/05	1,414,182	106,347	0.3
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	25,489	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.50%	11/25/33	02/18/04	$236,639	$20,461	0.0%
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	118,141	2,875	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	774,632	150,417	0.4
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	665,809	130,923	0.4
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	504,858	99,633	0.3
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	3,399,742	607,032	1.8
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	301,953	28,116	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	350,596	34,260	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	618,126	43,882	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,254,387	93,700	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,182,877	94,793	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,530,735	298,433	0.9
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,595,962	107,280	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	877,398	62,140	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	830,368	62,480	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	782,336	62,480	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	295,375	35,510	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	593,869	71,395	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,096,719	285,905	0.8
Washington Mutual Series 2005-AR2, Class B11	1.59	01/25/45	01/20/05	2,047,475	20,392	0.0
Washington Mutual Series 2005-AR2, Class B12	1.59	01/25/45	01/20/05	8,754	53	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-14, Class B4	6.00	11/25/36	10/11/06	824,625	11,580	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	987,357	6,965	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-15, Class B6	6.00	11/25/36	10/11/06	50,861	2,438	0.0

					$8,268,901	24.0%

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

12. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. The Advisor is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and disclosures.

In September 2008, FASB also issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The guidance amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), and also amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”). The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the position and incorporated for the current period as part of the notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of Hyperion Brookfield Income Fund, Inc. (the “Fund”).

Directors of the Fund

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since April 2002	Director of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-2008).	11

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 65	Director, Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Celgene Corporation (“CELG”) (2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“APXSQ”) (2007-2009); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-Present).	11

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 77	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since December 1999	Director of several investment companies advised by the Advisor (1999-Present); Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA (1996-Present).	2

2009 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 55	Director and Chairman of the Board Elected since September 2000	Managing Partner of Brookfield Asset Management Inc. (2006-Present); Chairman (2005-Present), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Chief Executive Officer (2005-2008) and Director (2005-Present) of Crystal River Capital, Inc. (“CYRV”); President and Director of several investment companies advised by the Advisor (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	11

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 61	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since December 2006	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	11

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 62	Director, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since December 2006	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	11

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 55	President	Elected Annually Since July 2007	Please see “Information Concerning Directors and Officers”

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 49	Vice President	Elected Annually Since July 2007	Member of the Board of Directors (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; President (2008-Present) or Vice President (2007-Present) of several investment companies advised by the Advisor; Executive Vice President and Secretary of Crystal River Capital, Inc. (“CYRV”) (2005-2007).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 49	Treasurer	Elected Annually Since December 1999	Managing Director (2007-Present) of Brookfield Operations and Management Services LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2002-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 40	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary of the Advisor (2006-Present); Vice President and General Counsel (2006-Present) and Secretary (2007-Present) of Crystal River Capital, Inc. (“CYRV”); Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 36	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director, CCO, Assistant General Counsel (2006-Present) and Compliance Officer (2005-2006) of the Advisor; Secretary (2008-Present) and CCO (2006-Present) of several investment companies advised by the Advisor; Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-HYPERION.

2009 Semi-Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator

Hyperion Brookfield Asset Management, Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.hyperionbrookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800 HYPERION

E-mail: funds@hyperionbrookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Form N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-HYPERION, or by visiting the SEC’s website at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

3

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: March 30, 2009

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: March 30, 2009

5